SHARE CAPITAL (Schedule of Changes in Number of Options and Weighted Average Exercise Prices) (Details)		12 Months Ended
		Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Number of options
Outstanding at beginning of year | shares		2,847,600	2,438,410	3,044,990
Expired | shares		(226,106)	(91,000)
Forfeited | shares		(589,793)	(14,690)	(718,120)
Exercised | shares	[1]	(31,954)	(662,251)	(31,460)
Granted | shares		570,362	1,177,131	143,000
Outstanding at end of year | shares		2,570,109	2,847,600	2,438,410
Exercisable at end of year | shares		1,791,687	1,525,618	1,837,160
Weighted average exercise price
Outstanding at beginning of year | $ / shares		$ 4.74	$ 4.36	$ 4.59
Expired | $ / shares		2.68	6.31
Forfeited | $ / shares		2.7	4.44	5.73
Exercised | $ / shares	[1]	2.11	0.21
Granted | $ / shares		1.98	3.12	5.35
Outstanding at end of year | $ / shares		4.85	4.74	4.36
Exercisable at end of year | $ / shares		$ 5.49	$ 5.62	$ 1.67
Intrinsic value | $		$ 22,048

[1]	The total intrinsic value of options exercised during the year ended December 31, 2020 was approximately $22,048.